Prepayments and Other Current Assets	12 Months Ended
Dec. 31, 2024
Other Assets, Unclassified [Abstract]
Prepayments and Other Current Assets
7.
PREPAYMENTS AND OTHER CURRENT ASSETS

	As of December 31,
	2023	2024
	RMB	RMB
Prepayments of promotion fees (a)	110,710	159,235
VAT recoverable (b)	86,976	103,215
Deposits, prepaid rental and property management fees	43,656	44,890
Prepayments for products procurement (c)	6,692	13,593
Others	55,807	60,471
	303,841	381,404

(a)
Prepayments of promotion fees mainly include prepayments made to online platforms for future services to promote the Group’s products through online advertising and prepaid short-term service fees to celebrity agencies and key opinion leaders.
(b)
VAT recoverable represent the balances that the Group can utilize to deduct its value-added tax liabilities in the future.
(c)
Prepayments for products procurement represent cash prepaid to the Group’s third-party suppliers for the procurement of products.